UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Regents of the University of California
           -----------------------------------------------------
Address:   Address: 1111 Broadway, Suite 1400
           Oakland, CA 94607
           -----------------------------------------------------

Form 13F File Number: 28-224
                      ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Marie Berggren
        -------------------------
Title:  Treasurer
        -------------------------
Phone:  (510) 987-9600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Marie Berggren                    Oakland, CA                     1/24/2007
------------------                    -----------                     ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           29
                                         -----------
Form 13F Information Table Value Total:  $20,860,511
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AT+T INC                       COM              00206R102  1392463   38950          Sole                X      0    0
ACME COMMUNICATIONS INC        COM              004631107   141358   28159          Sole                X      0    0
AIR PRODS + CHEMS INC          COM              009158106   716856   10200          Sole                X      0    0
AMERICAN INTL GROUP INC        COM              026874107  1343625   18750          Sole                X      0    0
ANADARKO PETE CORP             COM              032511107   200279    4602          Sole                X      0    0
COCA COLA CO                   COM              191216100   434250    9000          Sole                X      0    0
CYTORI THERAPEUTICS INC        COM              23283K105   655000  100000          Sole                X      0    0
DISNEY WALT CO                 DISNEY COM       254687106   205620    6000          Sole                X      0    0
DYNAVAX TECHNOLOGIES CORP      COM              268158102   526344   57336          Sole                X      0    0
EQUITY RESIDENTIAL             SH BEN INT       29476L107   913500   18000          Sole                X      0    0
EXXON MOBIL CORP               COM              30231G102  2574768   33600          Sole                X      0    0
FOUNDATION COAL HLDGS INC      COM              35039W100   810261   25512          Sole                X      0    0
GANNETT INC                    COM              364730101   556232    9200          Sole                X      0    0
GENERAL ELEC CO                COM              369604103  1473516   39600          Sole                X      0    0
JUNIPER NETWORKS INC           COM              48203R104   504524   26638          Sole                X      0    0
LAUDER ESTEE COS INC           CL A             518439104   681694   16700          Sole                X      0    0
MCGRAW HILL COS INC            COM              580645109   408120    6000          Sole                X      0    0
MERCK + CO INC                 COM              589331107   941760   21600          Sole                X      0    0
MIDCAP SPDR TR                 UNIT SER 1       595635103   820960    5600          Sole                X      0    0
                               STANDARD +
                               POORS
PALM INC NEW                   COM              696643105   529009   37545          Sole                X      0    0
QUICKLOGIC CORP                CDT COM          74837P108   174603   58789          Sole                X      0    0
RENOVIS INC                    COM              759885106    39696   12562          Sole                X      0    0
SOLEXA INC                     COM              83420X105  1432127  108907          Sole                X      0    0
SYMYX TECHNOLOGIES INC         COM              87155S108   289673   13417          Sole                X      0    0
VA SOFTWARE CORP               COM              91819B105   145850   28996          Sole                X      0    0
VERIZON COMMUNICATIONS         COM USD 500      92343V104   660451   17735          Sole                X      0    0
WACHOVIA CORP 2ND NEW          COM              929903102   250580    4400          Sole                X      0    0
WELLS FARGO + CO NEW           COM              949746101   611632   17200          Sole                X      0    0
WYETH                          COM              983024100  1425760   28000          Sole                X      0    0